Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings [Abstract]
Schedule of Borrowings

Borrowings consist of the following (dollars in thousands):

	December 31, 2013		December 31, 2012		December 31, 2011		For the year 2013
	Outstanding Balance	Rate	Outstanding Balance	Rate	Outstanding Balance	Rate	Average Balance	Weighted Average Rate
Securities sold under agreements to repurchase	$5,397	0.10%	$3,836	0.10%	$3,500	0.10%	$4,332	0.10%
Short-term borrowings - Federal Home Loan Bank overnight advances	8,400	0.25%	1,600	0.25%	-		3,200	0.25%
	$13,797	0.19%	$5,436	0.14%	$3,500	0.10%	$7,532	0.16%